OTHER TAXES PAYABLE - Components of Taxes Other than Income Taxes (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Individual income tax withholding [Member] USD ($)	Dec. 31, 2012 Individual income tax withholding [Member] CNY	Dec. 31, 2011 Individual income tax withholding [Member] CNY	Dec. 31, 2012 Business tax payable [Member] USD ($)	Dec. 31, 2012 Business tax payable [Member] CNY	Dec. 31, 2011 Business tax payable [Member] CNY	Dec. 31, 2012 Value added taxes payable (recoverable), net [Member] USD ($)	Dec. 31, 2012 Value added taxes payable (recoverable), net [Member] CNY	Dec. 31, 2011 Value added taxes payable (recoverable), net [Member] CNY	Dec. 31, 2012 Property tax [Member] USD ($)	Dec. 31, 2012 Property tax [Member] CNY	Dec. 31, 2011 Property tax [Member] CNY
Other Tax Carryforward [Line Items]
Other taxes payable	$ 241	1,500	1,537	$ 22	139	109	$ 259	1,609	2,011	$ (43)	(269)	(602)	$ 3	21	19